Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts for Accounts Receivable	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Allowance for Doubtful Accounts for Accounts Receivable [Abstract]
Balance	$ 901,010
Provisions for doubtful accounts	350,195
Changes due to foreign exchange	(25,724)
Balance	$ 1,225,481